Net Loss per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Anti-dilutive securities that were excluded from calculation of diluted net loss per share	6,244,678	19,752,178	6,288,185	19,307,941	16,950,908
Convertible preferred stock
Earnings Per Share [Line Items]
Anti-dilutive securities that were excluded from calculation of diluted net loss per share		15,510,330		15,510,314	13,824,944
Convertible preferred stock warrants
Earnings Per Share [Line Items]
Anti-dilutive securities that were excluded from calculation of diluted net loss per share		102,161		102,161	102,161
Employee Stock Option
Earnings Per Share [Line Items]
Anti-dilutive securities that were excluded from calculation of diluted net loss per share	4,959,143	4,139,687	5,166,223	3,695,466	3,023,803
Restricted Stock Units (RSUs)
Earnings Per Share [Line Items]
Anti-dilutive securities that were excluded from calculation of diluted net loss per share	1,202,313		998,145
Employee stock purchase plan (ESPP)
Earnings Per Share [Line Items]
Anti-dilutive securities that were excluded from calculation of diluted net loss per share	83,222		123,817